Long-Term and Other Short-Term Obligations - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 12, 2023	Oct. 31, 2023	Jan. 13, 2022	Dec. 31, 2022	Mar. 13, 2022	Dec. 31, 2022	Jun. 13, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 13, 2022	Sep. 30, 2022	Apr. 30, 2021
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt								$ (479,000)	$ 0
Debt Instrument, Covenant Description								(i) a minimum fixed charge coverage ratio (based on trailing twelve-month EBITDA adjusted for capital expenditures, taxes and certain other items) of 1.10:1.00l measured on a rolling four quarter basis provided that the minimum capital expenditure amount for purposes of calculating the fixed charge coverage ratio will increase by $175.0 thousand per quarter until it reaches $1.5 million, (ii) the addition of a maximum debt to capitalization ratio covenant, initially set at 0.60:1.00 for each quarter until December 31, 2023 and stepping down to 0.575:1.00 for each quarter until March 31, 2024 and 0.55:1.00 for each quarter until December 31, 2024 and thereafter, (iii) certain new EBITDA addbacks (and one historical EBITDA deduction in the amount of $1.4 million for the quarter ended September 30, 2022) and (iv) certain amendments to the conditions for permitted acquisitions and accordion increases.
Capital Expenditure Amoun tIncrease In Coverage Ratio								$ 175,000
Capital Expenditure Maximum Amount of Coverage Ratio								1,500,000
Deduction in EBITDA								$ 1,400,000
Subsequent Event
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	(i) waives certain existing events of default relating to the Company’s failure to comply with the financial covenants and financial reporting requirements set forth in the credit agreement for prior fiscal periods; (ii) reduces the aggregate revolving commitment and the aggregate delayed draw term loan commitment to $200,000,000 and $38,100,000, respectively; (iii) replaces the maximum debt to capitalization financial covenant with a minimum adjusted EBITDA financial covenant of not less than (1) $4,000,000 for the fiscal quarter ending September 30, 2023, (2) $17,000,000 for the two fiscal quarter period ending December 31, 2023, (3) $27,000,000 for the three fiscal quarter period ending March 31, 2024, (4) $34,000,000 for the four fiscal quarter period ending June 30, 2024, and (5) $35,000,000 for each four fiscal quarter period ending thereafter; (iv) adds a minimum liquidity covenant of $25,000,000 (or, for fiscal quarters ending in December, $15,000,000), which applies only for the fiscal quarters ending September 30, 2023 through and including December 31, 2024 (the “Covenant Modification Period”); (v) suspends the minimum fixed charge coverage ratio covenant for the fiscal quarters ending September 30, 2023 through and including June 30, 2024 and provides for a step-down of the minimum fixed charge coverage ratio to 1.00:1.00 for the remainder of the Covenant Modification Period; (vi) adds an equity cure right for the Company in the event of future breaches of the financial covenants; (vii) reduces revolver availability by (1) $15,000,000 during the months of February through September of each year and (2) $10,000,000 during the months of October through January of each year; (viii) suspends the exercise of incremental facilities during the Covenant Modification Period; (ix) restricts all permitted acquisitions during the term of the credit facilities, unless previously approved by the required Lenders; (x) increases in the applicable margin for all credit facilities to 3.00% for SOFR Loans and 2.00% for ABR Loans, which margins will step-up further if certain prepayments of the term loans are not made by certain dates prescribed in the Fourth Amendment; (xi) adds additional mandatory prepayments of (1) $10,000,000 by no later than March 31, 2024, (2) an additional $10,000,000 by no later than June 30, 2024 and (3) an additional $25,000,000 by no later than December 31, 2024; (xii) adds additional mandatory prepayments in the event that the Borrowers maintain a cash balance in excess of $20,000,000; (xiii) permits additional sales of certain real property with an aggregate appraised value of approximately $60,000,000, in addition to related personal property assets; and (xiv) adds certain additional reporting requirements to Agent and the Lenders.
Subsequent Event | Previously Reported
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	(i) waives certain existing events of default relating to the Company’s failure to comply with the financial covenants and financial reporting requirements set forth in the Credit Agreement for prior fiscal periods; (ii) reduces the aggregate revolving commitment and the aggregate delayed draw term loan commitment to $200,000,000 and $38,100,000, respectively; (iii) replaces the maximum debt to capitalization financial covenant with a minimum adjusted EBITDA financial covenant of not less than (1) $4,000,000 for the fiscal quarter ending September 30, 2023, (2) $17,000,000 for the two fiscal quarter period ending December 31, 2023, (3) $27,000,000 for the three fiscal quarter period ending March 31, 2024, (4) $34,000,000 for the four fiscal quarter period ending June 30, 2024, and (5) $35,000,000 for each four fiscal quarter period ending thereafter; (iv) adds a minimum liquidity covenant of $25,000,000 (or, for fiscal quarters ending in December, $15,000,000), which applies only for the fiscal quarters ending September 30, 2023 through and including December 31, 2024 (the “Covenant Modification Period”); (v) suspends the minimum fixed charge coverage ratio covenant for the fiscal quarters ending September 30, 2023 through and including June 30, 2024 and provides for a step-down of the minimum fixed charge coverage ratio to 1.00:1.00 for the remainder of the Covenant Modification Period; (vi) adds an equity cure right for the Company in the event of future breaches of the financial covenants; (vii) reduces revolver availability by (1) $15,000,000 during the months of February through September of each year and (2) $10,000,000 during the months of October through January of each year; (viii) suspends the exercise of incremental facilities during the Covenant Modification Period; (ix) restricts all permitted acquisitions during the term of the credit facilities, unless previously approved by the required Lenders; (x) increases in the applicable margin for all credit facilities to 3.00% for SOFR Loans and 2.00% for ABR Loans, which margins will step-up further if certain prepayments of the Term Loans are not made by certain dates prescribed in the Amendment; (xi) adds additional mandatory prepayments of (1) $10,000,000 by no later than March 31, 2024, (2) an additional $10,000,000 by no later than June 30, 2024 and (3) an additional $25,000,000 by no later than December 31, 2024; (xii) adds additional mandatory prepayments in the event that the Borrowers maintain a cash balance in excess of $20,000,000; (xiii) permits additional sales of certain real property with an aggregate appraised value of approximately $60,000,000, in addition to related personal property assets; and (xiv) adds certain additional reporting requirements to Agent and the Lenders.
Subsequent Event | February through September
Debt Instrument [Line Items]
Available amount under line of credit	$ 15,000,000
Forecast [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	(i) waives certain existing events of default relating to the Company’s failure to comply with the financial covenants and financial reporting requirements set forth in the Credit Agreement for prior fiscal periods; (ii) reduces the aggregate revolving commitment and the aggregate delayed draw term loan commitment to $200,000,000 and $38,100,000, respectively; (iii) replaces the maximum debt to capitalization financial covenant with a minimum adjusted EBITDA financial covenant of not less than (1) $4,000,000 for the fiscal quarter ending September 30, 2023, (2) $17,000,000 for the two fiscal quarter period ending December 31, 2023, (3) $27,000,000 for the three fiscal quarter period ending March 31, 2024, (4) $34,000,000 for the four fiscal quarter period ending June 30, 2024, and (5) $35,000,000 for each four fiscal quarter period ending thereafter; (iv) adds a minimum liquidity covenant of $25,000,000 (or, for fiscal quarters ending in December, $15,000,000), which applies only for the fiscal quarters ending September 30, 2023 through and including December 31, 2024 (the “Covenant Modification Period”); (v) suspends the minimum fixed charge coverage ratio covenant for the fiscal quarters ending September 30, 2023 through and including June 30, 2024 and provides for a step-down of the minimum fixed charge coverage ratio to 1.00:1.00 for the remainder of the Covenant Modification Period; (vi) adds an equity cure right for the Company in the event of future breaches of the financial covenants; (vii) reduces revolver availability by (1) $15,000,000 during the months of February through September of each year and (2) $10,000,000 during the months of October through January of each year; (viii) suspends the exercise of incremental facilities during the Covenant Modification Period; (ix) restricts all permitted acquisitions during the term of the credit facilities, unless previously approved by the required Lenders; (x) increases in the applicable margin for all credit facilities to 3.00% for SOFR Loans and 2.00% for ABR Loans, which margins will step-up further if certain prepayments of the Term Loans are not made by certain dates prescribed in the Amendment; (xi) adds additional mandatory prepayments of (1) $10,000,000 by no later than March 31, 2024, (2) an additional $10,000,000 by no later than June 30, 2024 and (3) an additional $25,000,000 by no later than December 31, 2024; (xii) adds additional mandatory prepayments in the event that the Borrowers maintain a cash balance in excess of $20,000,000; (xiii) permits additional sales of certain real property with an aggregate appraised value of approximately $60,000,000, in addition to related personal property assets; and (xiv) adds certain additional reporting requirements to Agent and the Lenders.
Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding			(0.10%)		0.15%		0.25%	1.00%
Base Rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding								2.25%
Federal Funds Rate Plus
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding								0.50%
Adjusted Base Rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding								0.10%
Borrowings | Base Rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding								1.75%
Minimum | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding								1.50%
Maximum | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding								2.00%
Accounts Receivable And Inventory Revolving Facility
Debt Instrument [Line Items]
Aggregate principal amount													$ 230,000,000
Delay Draw Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount													100,000,000
Delay Draw Term Loan Facility | Maximum
Debt Instrument [Line Items]
Aggregate principal amount													55,000,000
Capital Expenditure Facility
Debt Instrument [Line Items]
Aggregate principal amount													50,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Payment of loan fees								$ 2,600,000
Original Issue Discount								500,000
Third-party debt issuance cost								$ 2,100,000
Debt Instrument, interest rate, effective percentage								4.80%	3.30%	7.40%		2.60%
Revolving Credit Facility | Adjusted Base Rate
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding								1.00%
Credit Facilities Other Than Revolving Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding								1.25%
Term Loan
Debt Instrument [Line Items]
Aggregate principal amount													100,000,000
Payment of loan fees								$ 2,300,000
Original Issue Discount								500,000
Third party costs								1,900,000
Term Loan | Equipment Loan
Debt Instrument [Line Items]
Aggregate principal amount								200,000
Term Loan | Capex Facility
Debt Instrument [Line Items]
Aggregate principal amount								800,000
Fourth Amendment
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	(i) waives certain existing events of default relating to the Company’s failure to comply with the financial covenants and financial reporting requirements set forth in the credit agreement for prior fiscal periods; (ii) reduces the aggregate revolving commitment and the aggregate delayed draw term loan commitment to $200,000,000 and $38,100,000, respectively; (iii) replaces the maximum debt to capitalization financial covenant with a minimum adjusted EBITDA financial covenant of not less than (1) $4,000,000 for the fiscal quarter ending September 30, 2023, (2) $17,000,000 for the two fiscal quarter period ending December 31, 2023, (3) $27,000,000 for the three fiscal quarter period ending March 31, 2024, (4) $34,000,000 for the four fiscal quarter period ending June 30, 2024, and (5) $35,000,000 for each four fiscal quarter period ending thereafter; (iv) adds a minimum liquidity covenant of $25,000,000 (or, for fiscal quarters ending in December, $15,000,000), which applies only for the fiscal quarters ending September 30, 2023 through and including December 31, 2024 (the “Covenant Modification Period”); (v) suspends the minimum fixed charge coverage ratio covenant for the fiscal quarters ending September 30, 2023 through and including June 30, 2024 and provides for a step-down of the minimum fixed charge coverage ratio to 1.00:1.00 for the remainder of the Covenant Modification Period; (vi) adds an equity cure right for the Company in the event of future breaches of the financial covenants; (vii) reduces revolver availability by (1) $15,000,000 during the months of February through September of each year and (2) $10,000,000 during the months of October through January of each year; (viii) suspends the exercise of incremental facilities during the Covenant Modification Period; (ix) restricts all permitted acquisitions during the term of the credit facilities, unless previously approved by the required Lenders; (x) increases in the applicable margin for all credit facilities to 3.00% for the loans subject to SOFR interest rates (the "SOFR Loans") and 2.00% for the loans subject to the Adjusted Base Rate (the "ABR Loans"), which margins will step-up further if certain prepayments of the Term Loans are not made by certain dates prescribed in the Fourth Amendment; (xi) adds additional mandatory prepayments of (1) $10,000,000 by no later than March 31, 2024, (2) an additional $10,000,000 by no later than June 30, 2024 and (3) an additional $25,000,000 by no later than December 31, 2024; (xii) adds additional mandatory prepayments in the event that the Borrowers maintain a cash balance in excess of $20,000,000; (xiii) permits additional sales of certain real property with an aggregate appraised value of approximately $60,000,000, in addition to related personal property assets; and (xiv) adds certain additional reporting requirements to Agent and the Lenders.
Minimum liquidity covenant				$ 15,000,000		$ 15,000,000
Fourth Amendment | Subsequent Event
Debt Instrument [Line Items]
Fiscal quarter ending September 30, 2023	$ 4,000,000
Fiscal quarter period ending December 31, 2023	17,000,000
Fiscal quarter period ending March 31, 2024	27,000,000
Fiscal quarter period ending June 30, 2024	34,000,000
Thereafter	35,000,000
Minimum liquidity covenant	25,000,000
Debt instrument, periodic payment	20,000,000
Line of credit facility covenant aggregate appraised value	60,000,000	$ 60,000,000
Fourth Amendment | Subsequent Event | October through January
Debt Instrument [Line Items]
Available amount under line of credit	10,000,000
Fourth Amendment | Subsequent Event | March 31, 2024
Debt Instrument [Line Items]
Debt instrument, periodic payment	10,000,000
Fourth Amendment | Subsequent Event | June 30, 2024
Debt Instrument [Line Items]
Debt instrument, periodic payment	10,000,000
Fourth Amendment | Subsequent Event | December 31, 2024
Debt Instrument [Line Items]
Debt instrument, periodic payment	$ 25,000,000
Fourth Amendment | Secured Overnight Financing Rate (SOFR) | Subsequent Event
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding	3.00%
Fourth Amendment | Alternate Base Rate [Member] | Subsequent Event
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding	2.00%
Fourth Amendment | Delay Draw Term Loan Facility | Subsequent Event
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 38,100,000
Fourth Amendment | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 200,000,000
Loan And Security Agreement [Member]
Debt Instrument [Line Items]
Cash collateral for borrowed securities								4,800,000
Amended And Restated Loan And Security Agreement | Maximum
Debt Instrument [Line Items]
Aggregate principal amount													$ 480,000,000
Second A&R Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount											$ 458,400,000
Gain (Loss) on Extinguishment of Debt								500,000
Payments of Debt Restructuring Costs								$ 2,000
Debt instrument, maturity								The Term Loan Facility matures on December 13, 2027, and the Second A&R Loan and Security Agreement extends the maturities of the other credit facilities as follows: (i) the Revolving Facility matures on December 13, 2027, (ii) the Equipment Loan matures on December 31, 2026, (iii) the Capex Facility matures on June 30, 2027 and (iv) the DDTL Facility matures on December 13, 2027.
Debt instrument, maturity period								Dec. 13, 2027
Second A&R Loan and Security Agreement | Accounts Receivable And Inventory Revolving Facility
Debt Instrument [Line Items]
Aggregate principal amount											229,700,000
Second A&R Loan and Security Agreement | Delay Draw Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount											52,900,000
Second A&R Loan and Security Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount											20,000,000
Proceeds from new loan								$ 125,000,000
Debt instrument, maturity period								Dec. 13, 2027
Second A&R Loan and Security Agreement | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Interest rate on debt								0.15%
Second A&R Loan and Security Agreement | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Interest rate on debt								0.20%
Second A&R Loan and Security Agreement | Equipment Loan
Debt Instrument [Line Items]
Aggregate principal amount											4,200,000
Proceeds from new loan								$ 4,200,000
Debt instrument, maturity period								Dec. 31, 2026
Second A&R Loan and Security Agreement | Capex Facility
Debt Instrument [Line Items]
Aggregate principal amount											15,200,000
Proceeds from new loan								$ 15,200,000
Debt instrument, maturity period								Jun. 30, 2027
Second A&R Loan and Security Agreement | Delayed Draw Term Loan Facility Credit Agreement
Debt Instrument [Line Items]
Proceeds from new loan								$ 30,600,000
Debt instrument, maturity period								Dec. 13, 2027
Second A&R Loan and Security Agreement | Term Loan
Debt Instrument [Line Items]
Aggregate principal amount											$ 156,500,000
Interest rate on debt								0.25%
Proceeds from new loan								$ 154,600,000